Cover	Aug. 03, 2026
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Post-Effective Amendment	false
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Robinhood Ventures Fund II
Entity Central Index Key	0002131040
Securities Act File Number	333-297168
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	761-7789
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	John MarkleMaureen Montgomery
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025